Consolidated Statement of Assets and Liabilities (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Loans held for investment, cost		$ 91,879
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001